Related party transactions - Schedule of the Amounts Due from/to Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Related party transactions
Less: credit loss provision	¥ (258)		¥ (302)	¥ (217)	¥ (302)
Prepaid assets and amounts due from related parties, net	290,747		207,565
Amounts due to related parties	150,166	$ 21,473	161,529
Tencent Holdings Limited
Related party transactions
Prepaid assets and amounts due from related parties, gross	286,867		202,157
Amounts due to related parties	123,394		142,662
Others
Related party transactions
Prepaid assets and amounts due from related parties, gross	4,138		5,710
Amounts due to related parties	¥ 26,772		¥ 18,867